UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  April 18, 2013 to May 17, 2013

  Commission File Number of issuing entity: 333-165147-01

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-165147

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  JPMorgan Chase Bank, National Association
  (Exact name of sponsor as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3851352
  38-3851353
  38-7003224
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On May 17, 2013 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 18, 2013 to May 17, 2013. The Depositor filed its most recent Form ABS-15G on
  May 13, 2013. The CIK number for the Depositor is 0001013611.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The InterContinental Hotel Chicago mortgage loan (loan #1 on Annex A-1 to the Prospectus Supplement filed on September 26, 2011) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement. There are no current updates to the net operating income at this time.

  SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I mortgage loan (loan #2 on Annex A-1 to the Prospectus Supplement) and the SunTrust Bank Portfolio II mortgage loan (loan #13 on Annex A-1 to the Prospectus Supplement), constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement. Updated financial information required under Item 1112(b)(1) of Regulation AB can be found in the tables below.


  SunTrust Bank
  303 Peachtreet Street, Northeast
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             March 31, 2013
  Income and Expense                                         (Year-to-date)

  1  Number of institutions reporting                                  1
  2  Total interest income                                     1,347,943
  3  Total interest expense                                      112,141
  4  Net interest income                                       1,235,802
  5  Provision for loan and lease losses                         204,314
  6  Total noninterest income                                    716,265
  7  Fiduciary activities                                         68,538
  8  Service charges on deposit accounts                         160,614
  9  Trading account gains & fees                                 22,202
  10 Additional noninterest income                               464,911
  11 Total noninterest expense                                 1,242,327
  12 Salaries and employee benefits                              626,992
  13 Premises and equipment expense                              133,683
  14 Additional noninterest expense                              481,652
  15 Pre-tax net operating income                                505,426
  16 Securities gains (losses)                                      -538
  17 Applicable income taxes                                     141,783
  18 Income before extraordinary items                           363,105
  19 Extraordinary gains - net                                         0
  20 Net income attributable to bank                             360,839
  21 Net income attributable to noncontrolling interests           2,266
  22 Net income attributable to bank and                         363,105
     noncontrolling interests
  23 Net charge-offs                                             226,229
  24 Cash dividends                                                    0
  25 Sale, conversion, retirement of capital stock, net                0
  26 Net operating income                                        363,492



  SunTrust Bank
  303 Peachtreet Street, Northeast
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
  Assets and Liabilities                                     March 31, 2013

  1  Total employees (full-time equivalent)                       24,287
  2  Total assets                                            167,730,169
  3  Cash and due from depository institutions                 4,756,047
  4  Interest-bearing balances                                 2,792,346
  5  Securities                                               22,776,986
  6  Federal funds sold & reverse repurchase agreements          119,542
  7  Net loans & leases                                      121,760,151
  8  Loan loss allowance                                       2,151,155
  9  Trading account assets                                    3,937,452
  10 Bank premises and fixed assets                            1,348,075
  11 Other real estate owned                                     397,775
  12 Goodwill and other intangibles                            6,927,785
  13 All other assets                                          5,706,356
  14 Total liabilities and capital                           167,730,169
  15 Total liabilities                                       146,137,576
  16 Total deposits                                          130,643,006
  17 Interest-bearing deposits                                95,974,172
  18 Deposits held in domestic offices                       130,543,006
  19 % insured                                                    66.68%
  20 Federal funds purchased & repurchase agreements           1,399,326
  21 Trading liabilities                                         646,455
  22 Other borrowed funds                                      8,570,647
  23 Subordinated debt                                         1,846,293
  24 All other liabilities                                     3,031,849
  25 Total equity capital                                     21,592,593
  26 Total bank equity capital                                21,489,651
  27 Perpetual preferred stock                                         0
  28 Common stock                                                 21,600
  29 Surplus                                                  13,377,840
  30 Undivided profits                                         8,090,211
  31 Noncontrolling interests in consolidated subsidiaries       102,942

     Memoranda:

  32 Noncurrent loans and leases                               2,331,247
  33 Noncurrent loans that are wholly or partially               780,091
     guaranteed by the U.S. government
  34 Income earned, not collected on loans                       624,198
  35 Earning assets                                          149,979,017
  36 Long-term assets (5+ years)                              47,487,648
  37 Average Assets, year-to-date                            168,403,488
  38 Average Assets, quarterly                               168,403,488
  39 Total risk weighted assets                              134,286,587
  40 Adjusted average assets for leverage capital            161,165,848
     purposes
  41 Life insurance assets                                       690,774
  42 General account life insurance assets                       396,172
  43 Separate account life insurance assets                      148,871
  44 Hybrid life insurance assets                                145,731
  45 Volatile liabilities                                      5,921,261
  46 Insider loans                                                40,301
  47 FHLB advances                                             5,520,865
  48 Loans and leases held for sale                            2,804,800
  49 Unused loan commitments                                  58,500,564
  50 Tier 1 (core) risk-based capital                         15,483,504
  51 Tier 2 risk-based capital                                 2,843,022
  52 Total unused commitments                                 58,500,564
  53 Derivatives                                             277,150,398


  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the May 17, 2013 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)

  /s/ Bianca Russo
  Bianca Russo, Managing Director and Secretary

  Date: May 29, 2013

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the May 17, 2013 distribution.